Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	OneSpaWorld Holdings Limited
Entity Central Index Key	0001758488
Entity Incorporation, State or Country Code	C5
Entity Tax Identification Number	00-0000000
Securities Act File Number	001-38843
Contact Personnel Name	Harry B. Sands, Lobosky Management Co. Ltd.
Entity Address, Address Line One	Office Number 2
Entity Address, Address Line Two	Pineapple Business Park
Entity Address, Address Line Three	Airport Industrial Park
Entity Address, City or Town	Nassau
Entity Address, Country	BS
Entity Address, Postal Zip Code	P.O. Box N-624
City Area Code	242
Local Phone Number	322-2670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value (U.S.)$0.0001 per share
Trading Symbol	OSW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false